Effect on Profit or Loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortization	€ 304,830	€ 304,830	€ 254,025
Amortization	(304,830)	(304,830)	(254,025)
Operating loss	(1,128,807)	(1,625,183)	(5,562,357)
Previously Reported [Member]
Amortization	0	0	0
Amortization	0	0	0
Operating loss	(823,977)	(1,320,353)	(5,308,332)
Revision of Prior Period, Adjustment [Member]
Amortization	304,830	304,830	254,025
Amortization	(304,830)	(304,830)	(254,025)
Operating loss	€ (304,830)	€ (304,830)	€ (254,025)